Other receivables (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Receivables
At the beginning of the year	R$ (15)	R$ (11)	R$ (15)
Allowance booked for the year		(4)
Write-off of other receivables	8		2
Deconsolidation Sendas			2
At the end of the year	R$ (7)	R$ (15)	R$ (11)